Property, Furniture and Equipment	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Furniture and Equipment
6.	Property, Furniture, and Equipment
The movement of property, furniture, and equipment and the respective accumulated depreciation for the six months ended June 30, 2025, and 2024 is as follows:

In thousands of soles	2025	2024

Cost
Balances as of January 1,	2,846,497	3,060,216
Additions (a)	40,842	35,765
Exchange difference	49,151	(89,211)
Transfers from right of use of assets	-	2,065
Disposals	(198)	(133)
Write-off	(3,081)	(2,178)
Reclassifications from intangibles assets	(8)	63

Balances as of June 30,	2,933,203	3,006,587
Accumulated depreciation
Balances as of January 1,	(566,374)	(487,076)
Additions	(57,014)	(59,840)
Exchange difference	(6,290)	9,571
Transfers from right of use of assets	-	(1,030)
Disposals	140	114
Write-off	2,766	1,365

Balances as of June 30,	(626,772)	(536,896)

Carrying amount

Balances as of January 1,	2,280,123	2,573,140

Balances as of June 30,	2,306,431	2,469,691

(a)	During the six months ended June 30, 2025, the Group acquired assets with a cost of S/ 30,098 thousand (assets for S/ 23,857 thousand during the six months ended at June 30, 2024).
During the six months ended at June 30, 2025, the additions of constructions in progress totaled S/ 10,744 thousand (S/ 11,908 thousand during the six months ended June 30, 2024) corresponding to real estate projects related to the expansion of Clínica Delgado, Clínica Miraflores and Clínica Vallesur in Peru. In addition, include costs related to the remodeling of the clinics Barranquilla, Monteria and Medellin and costs for projects related to the remodeling of the hospitals in Mexico.